Financial instruments risk, Liquidity risk and Dissolution of Company risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liquidity risk [Abstract]
Trade payables	$ 262,090	$ 169,072
Accounts payable and accrued expenses	357,523	341,918
Financial debt	$ 615,425	$ 898,618
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	36.00%	56.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 0	$ 0
Accounts payable and accrued expenses	0	0
Financial debt	83,185	333,814
Financial liabilities	83,185	333,814
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	240,090	169,072
Accounts payable and accrued expenses	357,523	366,918
Financial debt	140,177	168,547
Financial liabilities	737,790	704,537
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Financial debt	392,063	396,257
Financial liabilities	392,063	396,257
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Financial debt	0	0
Financial liabilities	$ 0	$ 0